Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
Disclosure of main credit risk aggregates arising on customer business
Following are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired loans (EUR million)			NPL ratio (%)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Europe	639,996	636,123	606,997	15,186	19,822	20,272	2.37	3.12	3.34
Spain	293,197	283,953	272,154	9,598	13,403	14,053	3.27	4.72	5.16
UK	253,455	262,869	252,255	3,059	3,766	3,138	1.21	1.43	1.24
Portugal	41,755	41,941	40,693	1,247	1,442	1,584	2.99	3.44	3.89
Poland	33,350	33,497	31,578	1,268	1,210	1,496	3.80	3.61	4.74
North America	185,614	149,792	131,626	5,629	3,632	2,938	3.03	2.42	2.23
US	140,452	112,808	99,135	4,571	2,624	2,025	3.25	2.33	2.04
Mexico	45,107	36,984	32,476	1,047	1,009	913	2.32	2.73	2.81
South America	167,348	141,874	129,590	10,381	6,387	5,688	6.20	4.50	4.39
Brazil	101,801	85,702	74,712	7,705	4,182	3,429	7.57	4.88	4.59
Chile	47,811	41,479	42,826	2,384	1,838	2,051	4.99	4.43	4.79
Argentina	5,844	5,481	4,418	122	198	93	2.08	3.61	2.11
Digital Consumer Bank	125,339	116,989	116,381	2,583	2,490	2,525	2.06	2.13	2.17
Corporate Centre	5,824	6,337	4,862	894	903	344	15.35	14.38	7.08
Total Group	1,124,121	1,051,115	989,456	34,673	33,234	31,767	3.08	3.16	3.21
A.Management perimeter according to the reported segments
B.Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage	In addition, depending on the transactions credit quality, the exposure is divided into four categories according to Standard & Poor's rating scale:

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	172,440	1,506	—	173,946
From A+ to BB	394,084	10,601	—	404,685
From BB- to B-	272,456	32,653	—	305,109
CCC and below	11,799	21,436	32,608	65,843
Total exposure B	850,779	66,196	32,608	949,583
Impairment lossesC	3,807	5,195	13,852	22,854

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	188,434	1,844	—	190,278
From A+ to BB	377,008	11,954	—	388,962
From BB- to B-	233,779	44,292	—	278,071
CCC and below	3,746	11,878	30,711	46,335
Total exposureB	802,967	69,968	30,711	903,646
Impairment lossesC	4,149	5,103	12,873	22,125

Exposure and impairment losses by stage
EUR million
	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	110,536	1,512	—	112,048
From A+ to BB	378,982	7,612	—	386,594
From BB- to B-	273,443	42,313	—	315,756
CCC and below	3,073	13,525	30,436	47,034
Total exposure B	766,034	64,962	30,436	861,432
Impairment lossesC	4,458	5,461	13,503	23,422
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2022
Credit qualityA	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	85,930	827	—	86,757
From A+ to BB	118,585	7,547	—	126,132
From BB- to B-	16,831	11,093	—	27,924
CCC and below	220	978	3,059	4,257
Total exposureB	221,566	20,445	3,059	245,070
Impairment lossesC	166	529	337	1,032

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	97,388	1,015	—	98,403
From A+ to BB	113,030	8,074	—	121,104
From BB- to B-	13,063	10,657	—	23,720
CCC and below	—	943	3,508	4,451
Total exposure B	223,481	20,689	3,508	247,678
Impairment lossesC	135	372	460	967

Exposure and impairment losses by stage
EUR million
	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	41,757	111	—	41,868
From A+ to BB	142,308	2,116	—	144,424
From BB- to B-	34,965	16,814	—	51,779
CCC and below	—	—	3,229	3,229
Total exposure B	219,030	19,041	3,229	241,300
Impairment lossesC	223	557	668	1,448
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	37,133	447	—	37,580
From A+ to BB	107,667	282	—	107,949
From BB- to B-	46,296	6,388	—	52,684
CCC and below	253	5,234	8,893	14,380
Total exposureB	191,349	12,351	8,893	212,593
Impairment lossesC	507	666	3,472	4,645

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	43,978	352	—	44,330
From A+ to BB	109,142	555	—	109,697
From BB- to B-	33,104	11,716	—	44,820
CCC and below	129	3,024	12,761	15,914
Total exposureB	186,353	15,647	12,761	214,761
Impairment lossesC	422	580	5,005	6,007

Exposure and impairment losses by stage
EUR million
	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	38,656	1,199	—	39,855
From A+ to BB	108,336	318	—	108,654
From BB- to B-	40,294	6,533	—	46,827
CCC and below	336	5,008	13,762	19,106
Total exposureB	187,622	13,058	13,762	214,442
Impairment lossesC	479	732	5,277	6,488
A.Detail of credit quality ratings calculated for Group management purposes. Excluding the SCIB branches business
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
The detail of Santander Bank, National Association exposure and impairment losses associated with each of the stages at 31 December, 2022, 2021 and 2020, is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	6,884	145	—	7,029
From A+ to BB	20,768	366	—	21,134
From BB- to B-	30,359	2,225	—	32,584
CCC and below	308	558	459	1,325
Total exposureB	58,319	3,294	459	62,072
Impairment lossesC	392	241	74	707

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	8,811	124	—	8,935
From A+ to BB	29,379	1,033	—	30,412
From BB- to B-	12,193	2,756	—	14,949
CCC and below	19	361	477	857
Total exposureB	50,402	4,274	477	55,153
Impairment lossesC	263	314	45	622

Exposure and impairment losses by stage
EUR million
	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	3,284	48	—	3,332
From A+ to BB	14,821	1,730	—	16,551
From BB- to B-	24,350	2,459	—	26,809
CCC and below	30	518	403	951
Total exposure B	42,485	4,755	403	47,643
Impairment lossesC	344	316	42	702
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	171	—	—	171
From BB- to B-	14,564	512	—	15,076
CCC and below	7,735	5,108	3,870	16,713
Total exposure B	22,470	5,620	3,870	31,960
Impairment lossesC	672	1,232	1,452	3,356

Exposure and impairment losses by stage
EUR million
	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	417	4	—	421
From A+ to BB	800	35	—	835
From BB- to B-	18,655	5,930	—	24,585
CCC and below	222	1,931	1,658.00	3,811
Total exposure B	20,094	7,900	1,658	29,652
Impairment lossesC	524	1,741	572	2,837

Exposure and impairment losses by stage
EUR million
	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	359	3	—	362
From A+ to BB	1,330	9	—	1,339
From BB- to B-	20,585	2,694	—	23,279
CCC and below	905	2,137	1,019	4,061
Total exposure B	23,179	4,843	1,019	29,041
Impairment lossesC	911	1,820	726	3,457
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and impairment losses
EUR million	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	18,033	41	—	18,074
From A+ to BB	35,902	342	—	36,244
From BB- to B-	31,269	3,195	—	34,464
CCC and below	432	4,547	7,705	12,684
Total exposureB	85,636	8,125	7,705	101,466
Impairment lossesC	575	1,219	4,334	6,128

Exposure and impairment losses
EUR million	2021
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	22,555	296	—	22,851
From A+ to BB	24,003	280	—	24,283
From BB- to B-	27,040	2,241	—	29,281
CCC and below	1,542	2,544	4,182	8,268
Total exposureB	75,140	5,361	4,182	84,683
Impairment lossesC	1,232	909	2,510	4,651

Exposure and impairment losses
EUR million	2020
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	13,226	97	—	13,323
From A+ to BB	25,460	112	—	25,572
From BB- to B-	25,180	2,946	—	28,126
CCC and below	986	2,996	3,429	7,411
Total exposureB	64,852	6,151	3,429	74,432
Impairment lossesC	971	776	2,132	3,879
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2022 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2023 - 2027
Variables	Pessimistic scenario 3	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1
Interest rate	4.3%	3.0%	2.7%	3.1%	2.8%
Unemployment rate	6.0%	7.3%	5.5%	4.6%	4.4%
Housing price change	-4.4%	-4.6%	-3.5%	-0.4%	-0.7%
GDP growth	-0.4	-0.5%	-0.2%	0.7%	1.2%
The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2022, is presented below:

	2023-2027
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	2.6%	2.3%	2.0%
Unemployment rate	16.6%	12.2%	10.7%
Housing price change	2.3%	3.3%	3.8%
GDP growth	0.5%	2.0%	3.3%
The evolution projected in 2022 for a period of five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

	2023 - 2027
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.5%	2.9%	3.4%	3.2%
Unemployment rate	6.0%	4.6%	4.1%	3.4%
House price change	-1.5%	-0.9%	0.1%	1.7%
GDP growth	1.8%	2.1%	1.6%	2.8%
The evolution forecasted in 2022 for a period of five years of the main macroeconomic indicators used by in Santander Consumer USA Holdings Inc in the estimation of expected losses is shown below:

	2023 - 2027
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	2.5%	2.9%	3.4%	3.2%
Unemployment rate	6.0%	4.6%	4.1%	3.4%
House price change	-1.5%	-0.9%	0.1%	1.7%
GDP growth	1.8%	2.1%	1.6%	2.8%
ManheimA index	-3.6%	-3.6%	-3.6%	-3.6%
A. US used vehicle price car index.
The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2023-2027
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	12.6%	8.6%	6.4%
Unemployment rate	15.2%	11.1%	7.6%
House price change	0.6%	2.8%	7.9%
GDP growth	-0.8%	1.1%	3.3%
Burden income	33.2%	30.0%	23.9%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2022, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2022	2021	2020
Pessimistic scenario 3	20%	5%	10%
Pessimistic scenario 2	10%	20%	25%
Pessimistic scenario 1	15%	25%	15%
Base scenario	50%	45%	45%
Optimistic scenario 1	5%	5%	5%
As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2022	2021	2020
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%
As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2022	2021	2020
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2022	2021	2020
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2022	2021	2020
Pessimistic scenario	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenario	10%	10%	10%

Disclosure of sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2022, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	18.9%	7.1%
100 bp	-8.1%	-4.0%
Housing price change
-100 bp	10.1%	10.2%
100 bp	-6.0%	-12.0%
Unemployment rate
-100 bp	-10.8%	-5.4%
100 bp	27.2%	10.5%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bp	10.9%	4.7%	3.9%
100 bp	-5.4%	-2.9%	-2.7%
Housing price change
-100 bp	4.4%	2.6%	3.4%
100 bp	-3.6%	-2.0%	-2.3%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2022 is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	7.7%	18.1%
100 bp	-5.5%	-8.2%
Housing price change
-100 bp	12.8%	20.3%
100 bp	-6.1%	-9.5%
Unemployment rate
-100 bp	-22.8%	-33.6%
100 bp	29.0%	48.0%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2022 is as follows:

Change in provision
SC Auto
Manheim index
-100 bp	2.4%
100 bp	-2.2%
Unemployment Rate
-100 bp	-2.6%
100 bp	2.8%
House Price Change
-100 bp	1.3%
100 bp	-0.8%
GDP growth
-100 bp	1.6%
100 bp	-0.9%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2022 as follows:

	Change in provision
	Consumer	Corporate	Other
GDP growth
-100 bp	0.7%	3.2%	1.7%
100 bp	-0.3%	-1.0%	-0.9%
Burden income
-100 bp	-0.5%	-1.4%	-1.5%
100 bp	1.1%	8.9%	3.8%
Interest rate (SELIC)
-100 bp	-0.2%	-1.5%	-0.4%
100 bp	0.9%	5.6%	2.4%

Schedule of exposure to risk	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2022			2021
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs Ana Botín-Sanz de Sautuola y O´Shea	20	—	20	25	—	25
Mr José Antonio Álvarez Álvarez	7	—	7	4	—	4
Mr Bruce Carnegie-Brown	—	—	—	—	—	—
Mr Javier Botín-Sanz de Sautuola y O´Shea	23	—	23	16	—	16
Mrs Sol Daurella Comadrán	49	—	49	69	—	69
Mrs Belén Romana García	1	—	1	—	—	—
Mr Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs Homaira Akbari	—	—	—	—	—	—
Mr Álvaro Cardoso de Souza	—	—	—	—	—	—
Mr Henrique de Castro	—	—	—	—	—	—
Mrs Pamela Ann Walkden	—	—	—	—	—	—
Mr Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr Sergio Agapito Lires Rial	5	—	5	1	—	1
Mr R. Martín Chávez Márquez	—	—	—	—	—	—
Mrs Gina Lorenza Díez Barroso	—	—	—	—	—	—
Mr Germán de la Fuente Escamilla	—	—	—	—	—	—
	105	—	105	115	—	115

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage guarantee	288	24
With mortgage guarantee	63,400	1,064

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745

	2020
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,605	1,850
Without mortgage guarantee	387	75
With mortgage guarantee	59,218	1,775

	2022
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,327	211	44
Of which impaired	94	21	33
Memorandum items written-off assets	487	—	—

Memorandum items: Data from the public consolidated balance sheet
2022
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	250,702
Total consolidated assets (Total business) (Book value)	1,734,659
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,311
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2022:

	2022
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	5,587	3,097	2,275	2,490
Of which:
Completed buildings	1,456	713	583	743
Residential	341	157	127	184
Other	1,115	556	456	559
Buildings under construction	92	44	32	48
Residential	25	7	4	18
Other	67	37	28	30
Land	4,039	2,340	1,660	1,699
Developed land	1,286	689	415	597
Other land	2,753	1,651	1,245	1,102
Property assets from home purchase mortgage loans to households	659	274	190	385
Other foreclosed property assets	176	80	61	96
Total property assets	6,422	3,451	2,526	2,971

	2022					2021
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	2,666	240	26,189	—	29,095	19,557
Portugal	(299)	2,005	3,750	—	5,456	6,544
Italy	(1,055)	301	8,169	—	7,415	884
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	9
Rest Eurozone	205	789	4,657	—	5,651	3,629
UK	53	315	1,738	—	2,106	366
Poland	4	7,754	957	—	8,715	11,293
Rest of Europe	(7)	14	125	—	132	1,368
US	3,503	8,938	10,857	—	23,298	22,469
Brazil	8,017	9,969	5,742	—	23,728	28,559
Mexico	2,627	11,303	3,376	—	17,306	13,509
Chile	175	818	5,492	—	6,485	6,071
Rest of America	123	1,211	630	—	1,964	1,425
Rest of the World	1	2,012	1,529	—	3,542	3,337
TOTAL	16,013	45,669	73,211	—	134,893	119,020

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2022
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	6,679	227	31	7	2	—	6
Other financial institutions and: individual shareholder	1,210	321	785	339	88	86	61
Non-financial institutions and individual shareholder	312,934	9,578	60,003	8,419	4,790	1,834	3,912
Of which financing for constructions and property development	15,578	125	1,890	570	423	48	208
Other warehouses	5,878,455	5,790	492,232	9,492	4,835	3,502	4,287
Total	6,199,278	15,916	553,051	18,257	9,715	5,422	8,266
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2022
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	2	13	5	2	—	5
Other financial institutions and: individual shareholder	641	9	620	135	22	6	55
Non-financial institutions and individual shareholder	174,300	3,178	39,479	4,890	2,741	886	3,439
Of which financing for constructions and property development	10,325	78	1,255	335	213	33	188
Other warehouses	3,735,412	2,911	246,751	4,055	1,917	910	3,122
Total	3,910,360	6,100	286,863	9,085	4,682	1,802	6,621
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	223,073		223,073	Interest rate
Financial assets held for trading	156,118	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	3,711	2,002	Interest rate, spread
Financial assets designated at fair value through profit or loss	8,989	815	8,174	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	85,239	1,941	83,298	Interest rate, spread
Financial assets at amortized cost	1,147,044		1,147,044	Interest rate, spread
Hedging derivatives	8,069		8,069	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(3,749)		(3,749)	Interest rate
Other assets	104,163
Total assets	1,734,659

Liabilities subject to market risk
Financial liabilities held for trading	115,185	115,185
Financial liabilities designated at fair value through profit or loss	55,947		55,947	Interest rate, spread
Financial liabilities at amortized cost	1,423,858		1,423,858	Interest rate, spread
Hedging derivatives	9,228		9,228	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)		(117)	Interest rate
Other liabilities	32,973
Total liabilities	1,637,074
Equity	97,585

Disclosure of concentrations
At year-end, the distribution of this portfolio was as follows:

2022
EUR Million	Loans: gross amount
1. Without mortgage guarantee	43
2. With mortgage guarantee	2,285
2.1 Completed buildings	1,138
2.1.1 Residential	674
2.1.2 Other	464
2.2 Buildings and other constructions under construction	1,110
2.2.1 Residential	1,103
2.2.2 Other	7
2.3 Land	37
2.3.1 Developed consolidated land	25
2.3.2 Other land	12
Total	2,328
The detail, by activity and geographical area of the Group's risk concentration at 31 December 2022 is as follows:

EUR million
	2022A
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	367,620	98,405	61,138	119,005	89,072
Public sector	177,063	41,871	37,936	89,458	7,798
Of which:
Central government	151,300	30,209	34,681	79,016	7,394
Other central government	25,763	11,662	3,255	10,442	404
Other financial institutions (financial business activity)	152,881	15,271	45,092	54,232	38,286
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	440,137	114,556	96,354	165,017	64,210
Of which:
Construction and property development	22,797	3,278	3,569	8,149	7,801
Civil engineering construction	5,178	2,502	1,415	1,113	148
Large companies	267,976	53,355	56,243	111,912	46,466
SMEs and individual entrepreneurs	144,186	55,421	35,127	43,843	9,795
Households – other (broken down by purpose)	566,559	90,597	99,133	141,266	235,563
Of which:
Residential	361,377	65,077	36,552	45,611	214,137
Consumer loans	185,097	17,074	60,497	90,609	16,917
Other purposes	20,085	8,446	2,084	5,046	4,509
Total	1,704,260	360,700	339,653	568,978	434,929
A.For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt securities', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2022	2021	2020
Balance at beginning of year	215	284	474
Net impairment losses for the yearA	16	28	79
Of which:
Impairment losses charged to income	30	49	91
Impairment losses reversed with a credit to income	(14)	(21)	(12)
Exchange differences and other items	(5)	(97)	(269)
Balance at end of year	226	215	284
Of which:
By geographical location of risk:
European Union	26	25	21
Latin America	200	190	263
A.Of the EUR 16 million corresponding to net provisions for the year ended 31 December 2022 (EUR 28 million and EUR 79 million at 31 December 2021 and 2020, respectively), EUR 17 million relates to financial assets at amortized cost (EUR 31 million and EUR 77 million at 31 December 2021 and 2020, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR -3 million and EUR 2 million at 31 December 2021 and 2020, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2022, 2021 and 2020:

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964

2020
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,835	4,474	13,933	22,242
Transfers
To stage 2 from stage 1	(1,040)	2,880		1,840
To stage 3 from stage 1	(255)		2,386	2,131
To stage 3 from stage 2		(971)	2,066	1,095
To stage 1 from stage 2	294	(976)		(682)
To stage 2 from stage 3		303	(727)	(424)
To stage 1 from stage 3	53		(138)	(85)
Net changes of the exposure and modifications in the credit risk	1,966	535	7,009	9,510
Write-offs	—	—	(8,930)	(8,930)
FX and other movements	(588)	(573)	(1,941)	(3,102)
Loss allowance at the end of the year	4,265	5,672	13,658	23,595
The changes in gross property development loans to customers were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	2,625	2,871	2,939
Foreclosed assets	—	(1)	(6)
Reductions	(295)	(230)	(24)
Written-off assets	(3)	(15)	(38)
Balance at end of year	2,327	2,625	2,871

Maximum exposure limits based on credit quality
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limitsA:

	2022	2021	2020
AAA	27%	15%	18%
AA	19%	32%	25%
A	34%	26%	25%
BBB	11%	11%	14%
Less than BBB	9%	16%	18%
A.Internal ratings are applied.

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2022 and 97.5% ES at the end of December 2022:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2022					2021		2020
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	9.2	14.1	21.5	11.6	10.8	10.5	12.3	12.5	8.3
Diversification effect	(7.8)	(14.6)	(30.5)	(15.5)	(15.6)	(12.9)	(13.4)	(13.0)	(11.8)
Interest rate	8.1	12.6	21.5	9.9	9.8	9.6	9.1	9.2	5.4
Equities	2.4	4.2	7.3	5.5	5.5	3.5	5.1	4.4	3.1
Exchange rate	2.5	4.8	10.3	3.6	3.2	4.2	5.7	5.9	6.0
Credit spread	3.4	5.4	8.5	5.8	4.9	4.8	5.1	5.5	4.5
Commodities	0.6	1.7	4.4	2.3	3.0	1.3	0.7	0.5	1.1

Total Europe	7.9	12.2	21.9	10.5	9.2	9.3	9.9	10.5	8.0
Diversification effect	(5.1)	(10.4)	(16.8)	(14.2)	(12.0)	(9.3)	(12.6)	(10.7)	(8.9)
Interest rate	5.5	10.2	18.4	10.1	7.8	7.7	7.1	7.9	6.5
Equities	2.2	3.6	5.8	5.5	5.5	3.3	5.8	4.3	3.0
Exchange rate	1.9	3.4	5.8	3.3	3.0	2.8	4.5	3.5	2.9
Credit spread	3.4	5.4	8.7	5.8	4.9	4.8	5.1	5.5	4.5
Commodities	—	—	—	—	—	—	—	—	—

Total North America	1.5	2.3	4.7	2.7	2.2	2.5	2.7	6.6	2.9
Diversification effect	0.7	(0.8)	(4.0)	(1.1)	(1.3)	(0.7)	(0.6)	(2.2)	(1.0)
Interest rate	0.7	2.2	5.7	2.7	2.4	2.5	2.7	3.4	3.3
Equities	—	0.1	1.0	0.1	0.1	0.1	—	0.3	0.1
Exchange rate	0.1	0.8	2.0	1.0	1.0	0.6	0.6	5.1	0.5

Total South America	5.2	8.0	14.2	6.2	6.5	5.9	6.3	5.6	4.5
Diversification effect	(1.3)	(5.0)	(19.8)	(4.2)	(4.4)	(4.9)	(5.1)	(3.8)	(5.4)
Interest rate	4.5	7.0	14.9	5.5	5.7	5.5	5.8	5.2	4.1
Equities	0.7	1.6	4.8	1.7	1.6	1.2	1.1	1.0	0.5
Exchange rate	0.7	2.7	9.9	0.9	0.6	2.8	3.8	2.7	4.2
Commodities	0.6	1.7	4.4	2.3	3.0	1.3	0.7	0.5	1.1
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.
In general, the structural VaR of Grupo Santander total assets and equity is minor.

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2022				2021		2020
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	538.5	664.0	1,084.4	538.5	993.7	1,011.9	911.0	903.1
Diversification effect	(323.5)	(417.1)	(489.5)	(422.4)	(327.3)	(240.2)	(349.8)	(263.4)
VaR Interest RateA	266.2	350.8	577.0	304.5	400.7	287.8	465.1	345.5
VaR Exchange Rate	400.4	493.4	682.3	461.0	600.6	655.2	499.9	502.6
VaR Equities	195.4	236.9	314.6	195.4	319.7	309.1	295.9	318.5
A. Includes credit spread VaR on ALCO portfolios.

Schedule of financial assets, financial liabilities, derivatives and loan commitments in reference to the IBOR reform	Following is a detail of the carrying amount at 31 December 2022 of financial assets, financial liabilities, derivatives and loan commitments that continue to be referenced to the pending transition ratios:

EUR million
Gross Carrying amount	Loans and advances	Debt securities acquired (Assets)	Deposits	Debt securities issued (Liabilities)	Derivatives (Assets)	Derivatives (Liabilities)	Loan Commitments
Referenced to LIBOR	24,641	3,229	9,150	6,931	12,897	12,385	1,211
of which USD	24,296	2,854	8,840	5,063	12,561	12,339	1,166
of which GBP	345	375	310	1,868	336	46	45
TOTAL	24,641	3,229	9,150	6,931	12,897	12,385	1,211

Disclosure of high quality liquid assets
Below is a breakdown of the composition of the Group's liquid assets under the criteria set out in the supervisory prudential reporting (Commission Implementing Regulation (EU) 2017/2114 of 9 November 2017) for the determination of high quality liquid assets for the calculation of the LCR ratio (HQLA):

EUR million
	2022	2021
	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	127,285	206,507
Marketable assets Level 1	177,887	81,925
Marketable assets Level 2A	3,308	3,422
Marketable assets Level 2B	3,562	5,446
Total high-quality liquid assets	312,042	297,300

Disclosure of liquidity coverage ratio by component	The liquidity coverage ratio, broken down by component, and the net stable funding ratio for the Group at year-ends 2022 and 2021 are presented below:

EUR million
	2022	2021
High-quality liquid assets-HQLAs (numerator)	312,042	297,300
Total net cash outflows (denominator)	204,759	181,953
Cash outflows	270,748	233,294
Cash inflows	65,989	51,341
LCR ratio (%)	152%	163%
NSFR ratio (%)	121%	126%

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2022 (EUR thousand million):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	44.6	32.3	10.6	49.7	39.2	50.1	51.6	20.1	10.7	308.9
Guarantees received committed	29.2	37.5	13.3	21.4	0.6	1.3	1.0	—	—	104.3

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2022 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Fair value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	197.3		1,143.5
Equity instruments	8.3	8.3	7.4	7.4
Debt securities	71.7	71.7	122.0	125.8
Other assets	31.6		152.8
Total assets	308.9		1,425.7

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	104.3	29.4
Loans and advances	1.3	—
Equity instruments	4.8	6.8
Debt securities	98.2	22.5
Other collateral received	—	0.1
Own debt securities issued other than own covered bonds or ABSs	—	0.5

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	313.2	413.2

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2022	2021	2020
Subscribed capital	8,397	8,670	8,670
Share premium account	46,273	47,979	52,013
Reserves	62,111	56,606	62,777
Treasury shares	(675)	(894)	(69)
Attributable profit	9,605	8,124	(8,771)
Approved dividendC	(979)	(836)	—
Shareholders’ equity on public balance sheet	124,732	119,649	114,620
Valuation adjustments	(35,628)	(32,719)	(33,144)
Non-controlling interests	8,481	10,123	9,846
Total Equity on public balance sheet	97,585	97,053	91,322
Goodwill and intangible assets	(17,272)	(16,132)	(15,711)
Eligible preference shares and participating securities	8,831	10,050	9,102
Accrued dividendC	(942)	(895)	(478)
Other adjustmentsA	(5,169)	(7,624)	(5,734)
Tier 1B	83,033	82,452	78,501
A.Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
B.Figures calculated by applying the transitional provisions of IFRS 9.
C.Assumes 20% of ordinary profit, see note 4.a for proposed distribution of results.

Note: Certain figures presented in this capital note have been rounded for ease of presentation. Consequently, the amounts corresponding to the rows or columns of totals in the tables presented in this note may not coincide with the arithmetic sum of the concepts or items that make up the total.
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

Capital coefficients
EUR million
	2022	2021	2020
Level 1 ordinary eligible capital (EUR million)	74,202	72,402	69,399
Level 1 additional eligible capital (EUR million)	8,831	10,050	9,102
Level 2 eligible capital (EUR million)	14,359	14,865	12,514
Risk-weighted assets (EUR million)	609,266	578,930	562,580
Level 1 ordinary capital coefficient (CET 1)	12.18%	12.51%	12.34%
Level 1 additional capital coefficient (AT1)	1.45%	1.73%	1.61%
Level 1 capital coefficient (TIER1)	13.63%	14.24%	13.95%
Level 2 capital coefficient (TIER 2)	2.36%	2.57%	2.23%
Total capital coefficient	15.99%	16.81%	16.18%

Eligible capital
EUR million
	2022	2021	2020
Eligible capital
Common Equity Tier I	74,202	72,402	69,399
Capital	8,397	8,670	8,670
(-) Treasure shares and own shares financed	(60)	(966)	(126)
Share Premium	46,273	47,979	52,013
Reserves	62,246	58,157	64,766
Other retained earnings	(37,439)	(34,784)	(34,937)
Minority interests	7,416	6,736	6,669
Profit net of dividends	7,684	6,394	(9,249)
Deductions	(20,315)	(19,784)	(18,407)
Goodwill and intangible assets	(17,182)	(16,064)	(15,711)
Others	(3,133)	(3,720)	(2,696)
Additional Tier I	8,831	10,050	9,102
Eligible instruments AT1	8,344	10,102	8,854
AT1-excesses-subsidiaries	487	(52)	248
Tier II	14,359	14,865	12,514
Eligible instruments T2	14,770	15,424	13,351
Gen. funds and surplus loans loss prov. IRB	—	75	—
T2-excesses - subsidiaries	(411)	(634)	(837)
Total eligible capital	97,392	97,317	91,015
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2022	2021	2020
Leverage
Level 1 Capital	83,033	82,452	78,501
Exposure	1,750,626	1,536,516	1,471,480
Leverage Ratio	4.74%	5.37%	5.33%